Expense Example - Simplify Kayne Anderson Energy and Infrastructure Credit ETF - Simplify Kayne Anderson Energy and Infrastructure Credit ETF [Default Label]	May 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	$ 243